BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Schedule of reconciliation of Class A ordinary shares subject to redemption reflected in the accompanying condensed consolidated balance sheet

Class A ordinary shares subject to possible redemption — December 31, 2024	18,949,539
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	295,546
Class A ordinary shares subject to possible redemption — March 31, 2025	$19,245,085
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	299,488
Class A ordinary shares subject to possible redemption — June 30, 2025	19,544,573
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	302,043
Class A ordinary shares subject to possible redemption — September 30, 2025	$19,846,616

Class A ordinary shares subject to possible redemption — January 1, 2023	$234,364,451
Less:
Redemption of ordinary shares	(208,978,864)
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	6,054,941
Class A ordinary shares subject to possible redemption — December 31, 2023	$31,440,528
Less:
Redemption of ordinary shares	(14,306,363)
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	1,815,374
Class A ordinary shares subject to possible redemption — December 31, 2024	$18,949,539

Schedule of calculation of basic and diluted net income (loss) per ordinary share

The following tables reflect the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2025	2024	2025	2024
Class A Ordinary Shares subject to possible redemption
Numerator: Net loss allocable to Class A ordinary shares (Redeemable)	$(168,612)	$(92,995)	$(228,566)	$(768,294)
Denominator: Weighted Average Class A ordinary shares (Redeemable)
Basic and diluted weighted average shares outstanding	1,610,373	2,846,071	1,610,373	2,846,071
Basic and diluted net loss per share	$(0.10)	$(0.03)	$(0.14)	$(0.27)

Class A (non-redeemable) and Class B Ordinary Shares
Numerator: Net loss allocable to Class A ordinary shares (non-redeemable) and Class B ordinary shares	(602,046)	(187,881)	(816,120)	(1,552,208)
Denominator:
Weighted Average Class A (non-redeemable) and Class B ordinary shares — Basic and diluted weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net loss per share	$(0.10)	$(0.03)	$(0.14)	$(0.27)

	For the Year
	Ended December 31,
	2024	2023
Class A Ordinary Shares subject to possible redemption
Numerator: Net (loss) income allocable to Class A ordinary shares (Redeemable)	$(701,941)	$2,528,027
Denominator: Weighted Average Class A ordinary shares (Redeemable)
Basic and diluted weighted average shares outstanding	2,565,844	9,753,411
Basic and diluted net (loss) income per share	$(0.27)	$0.26

Class A (non-redeemable) and Class B Ordinary Shares
Numerator: Net (loss) income allocable to Class A ordinary shares (non-redeemable) and Class B ordinary shares	(1,573,035)	1,490,366
Denominator:
Weighted Average Class A (non-redeemable) and Class B ordinary shares — Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net (loss) income per share	$(0.27)	$0.26